TERM LOAN AND CREDIT AGREEMENT (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 21, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Nov. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Face amount	$ 12,400,000							$ 364,000
Maturity date	Dec. 21, 2026
Accrue interest	10.50%
Debt instrument date	Feb. 15, 2022
Debt instrument payment terms	Pursuant to the Credit Agreement, the Company will be required to make interest only payments for the first 24 months (which may be extended to 36 months under prescribed circumstances), after which payments will include principal amortization that accommodates a 40% balloon principal payment at maturity. Prepayment of amounts owing under the Credit Agreement are allowed under prescribed circumstances.
Origination fee	$ 120,000
Exit fees	600,000
Debt financing	193,437
Professional fee	48,484
Fee amount	144,953
Gross proceeds	12,000,000
Repayment of short term debt	1,574,068
Fair value of warrants	1,042,149
Amortization of debt discount expense		$ 51,950	$ 51,061	$ 154,616	$ 151,971	$ 202,138	$ 54,822
Interest expense		790,080	413,402	2,203,860	1,205,342	1,839,159	1,283,570
Interest payable current		$ 455,620		$ 455,620		$ 239,614	164,833
Warrants issued		9,590		9,590		57,536
Issuance of warrants	198,713
Term Loan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest expense		$ 496,952	$ 389,662	$ 1,489,764	$ 1,054,166	$ 1,646,903	$ 379,500
Cash [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt financing	$ 50,000
Credit Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument payment terms	Pursuant to the Credit Agreement, the Company will be required to make interest only payments for the first 24 months (which may be extended to 36 months under prescribed circumstances), after which payments will include principal amortization that accommodates a 40% balloon principal payment at maturity. Prepayment of amounts owing under the Credit Agreement are allowed under prescribed circumstances